UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: June 30, 2014

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X
[17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

September 30, 2013 (Unaudited)

Statement of Investments

September 30, 2013 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 99.8%

	Shares	Market Value
AUSTRALIA 0.6%
Real Estate Investment Trusts (REITs) 0.6%
Westfield Group	52,720	$541,769

AUSTRIA 0.6%
Real Estate Management & Development 0.6%
Immofinanz AG*	121,044	528,424

BRAZIL 1.8%
Information Technology Services 0.7%
Cielo SA	22,180	599,860

Insurance 1.1%
BB Seguridade Participacoes SA	98,322	967,560

		1,567,420

CANADA 4.8%
Airlines 1.1%
Westjet Airlines Ltd.	38,500	925,076

Oil, Gas & Consumable Fuels 3.7%
Canadian Oil Sands Ltd.	28,500	552,264
Gran Tierra Energy, Inc.*	88,000	624,514
Lightstream Resources Ltd.	53,560	385,821
Petrobank Energy & Resources Ltd.*	54,400	21,917
Petrominerales Ltd.	40,500	460,026
ShaMaran Petroleum Corp.*	881,000	329,290
Suncor Energy, Inc.	25,000	893,890

		3,267,722

		4,192,798

CHINA 2.7%
Commercial Banks 1.6%
China Construction Bank Corp., H Shares	1,766,450	1,361,355

Electronic Equipment, Instruments & Components 1.1%
Hollysys Automation Technologies Ltd.*	64,700	967,265

		2,328,620

FRANCE 3.8%
Automobiles 0.9%
Peugeot SA*	45,485	748,151

Electrical Equipment 1.2%
Schneider Electric SA	12,083	1,022,435

Food & Staples Retailing 1.7%
Carrefour SA	44,232	1,517,147

		3,287,733

GERMANY 2.9%
Multi-Utilities 0.7%
E.ON SE	32,457	577,585

Pharmaceuticals 1.4%
Bayer AG REG	10,188	1,201,479

Semiconductors & Semiconductor Equipment 0.8%
Infineon Technologies AG	72,463	726,247

		2,505,311

HONG KONG 2.4%
Insurance 1.6%
AIA Group Ltd.	284,255	1,337,582

Wireless Telecommunication Services 0.8%
China Mobile Ltd.	64,500	725,764

		2,063,346

INDONESIA 0.6%
Commercial Banks 0.6%
Bank Rakyat Indonesia Persero Tbk PT	874,600	547,114

IRELAND 3.0%
Health Care Equipment & Supplies 0.8%
Covidien PLC	12,004	731,524

Information Technology Services 0.8%
Accenture PLC, Class A	9,900	729,036

Machinery 1.4%
Ingersoll-Rand PLC	17,400	1,129,956

		2,590,516

ISRAEL 0.7%
Software 0.7%
Check Point Software Technologies Ltd.*	10,900	616,504

JAPAN 12.3%
Airlines 1.1%
Japan Airlines Co., Ltd.	15,900	963,444

Automobiles 1.8%
Toyota Motor Corp.	25,200	1,616,267

Commercial Banks 1.3%
Mitsubishi UFJ Financial Group, Inc.	177,500	1,138,548

Diversified Consumer Services 0.7%
Benesse Holdings, Inc.	16,700	607,409

Diversified Financial Services 1.6%
ORIX Corp.	83,900	1,371,592

Household Durables 1.2%
Panasonic Corp.	105,100	1,017,445

Leisure Equipment & Products 1.0%
Sankyo Co., Ltd.	17,600	860,602

Machinery 0.9%
THK Co., Ltd.	35,000	779,603

Personal Products 1.5%
Shiseido Co., Ltd.	74,600	1,343,654

Trading Companies & Distributors 1.2%
ITOCHU Corp.	84,700	1,043,435

		10,741,999

NETHERLANDS 3.4%
Beverages 1.1%
Heineken NV	13,911	985,550

Chemicals 1.0%
Koninklijke DSM NV	11,737	885,400

Machinery 1.3%
CNH Industrial NV*	83,225	1,067,362

		2,938,312

NORWAY 1.3%
Diversified Telecommunication Services 1.3%
Telenor ASA	48,279	1,103,341

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide Global Equity Fund

Common Stocks (continued)

	Shares	Market Value
RUSSIA 0.7%
Commercial Banks 0.7%
Sberbank of Russia	195,843	$590,643

SOUTH AFRICA 1.5%
Media 1.5%
Naspers Ltd., Class N	14,362	1,329,661

SOUTH KOREA 1.2%
Semiconductors & Semiconductor Equipment 1.2%
Samsung Electronics Co., Ltd.	827	1,051,939

SPAIN 1.1%
Construction & Engineering 1.1%
Obrascon Huarte Lain SA	24,851	943,446

SWEDEN 0.6%
Oil, Gas & Consumable Fuels 0.6%
Lundin Petroleum AB*	23,246	500,529

SWITZERLAND 5.3%
Capital Markets 1.1%
Credit Suisse Group AG REG*	32,243	986,053

Food Products 1.5%
Nestle SA REG	19,250	1,342,382

Metals & Mining 1.1%
Glencore Xstrata PLC*	176,320	960,115

Pharmaceuticals 1.6%
Novartis AG REG	17,615	1,354,913

		4,643,463

TAIWAN 0.8%
Computers & Peripherals 0.8%
Catcher Technology Co., Ltd., GDR Reg. S	27,000	715,596

THAILAND 0.6%
Commercial Banks 0.6%
Kasikornbank PCL	98,300	555,065

UNITED KINGDOM 10.9%
Beverages 0.8%
SABMiller PLC	13,362	679,624

Capital Markets 1.0%
Aberdeen Asset Management PLC	143,847	880,976

Commercial Banks 1.7%
HSBC Holdings PLC	139,167	1,506,253

Food Products 0.6%
Associated British Foods PLC	17,879	542,626

Insurance 0.7%
Direct Line Insurance Group PLC	174,537	602,366

Metals & Mining 1.0%
Rio Tinto PLC	17,459	852,227

Oil, Gas & Consumable Fuels 1.7%
BP PLC	207,169	1,452,429

Real Estate Investment Trusts (REITs) 0.9%
Big Yellow Group PLC	106,075	755,491

Textiles, Apparel & Luxury Goods 1.2%
Burberry Group PLC	39,612	1,048,181

Tobacco 1.3%
Imperial Tobacco Group PLC	31,267	1,155,864

		9,476,037

UNITED STATES 36.2%
Biotechnology 1.1%
Celgene Corp.*	6,000	923,580

Building Products 1.2%
Owens Corning, Inc.*	26,600	1,010,268

Capital Markets 1.5%
Morgan Stanley	48,400	1,304,380

Chemicals 1.6%
LyondellBasell Industries NV, Class A	18,825	1,378,555

Commercial Banks 3.3%
BankUnited, Inc.	24,100	751,679
PNC Financial Services Group, Inc. (The)	13,200	956,340
Wells Fargo & Co.	30,700	1,268,523

		2,976,542

Commercial Services & Supplies 1.3%
Herman Miller, Inc.	40,000	1,167,200

Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A*	36,600	761,646

Food Products 1.3%
Hormel Foods Corp.	27,500	1,158,300

Health Care Equipment & Supplies 1.1%
St. Jude Medical, Inc.	17,600	944,064

Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	20,000	1,432,200

Hotels, Restaurants & Leisure 1.1%
Royal Caribbean Cruises Ltd.	25,600	979,968

Household Durables 1.1%
Whirlpool Corp.	6,500	951,860

Household Products 2.4%
Colgate-Palmolive Co.	13,800	818,340
Procter & Gamble Co. (The)	17,100	1,292,589

		2,110,929

Insurance 2.3%
Principal Financial Group, Inc.	24,300	1,040,526
Prudential Financial, Inc.	12,100	943,558

		1,984,084

Internet Software & Services 3.4%
Facebook, Inc., Class A*	20,491	1,029,468
Google, Inc., Class A*	2,280	1,997,074

		3,026,542

Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	16,800	1,548,120

Machinery 0.8%
Timken Co.	11,000	664,400

Media 1.2%
Viacom, Inc., Class B	12,200	1,019,676

Multi-Utilities 0.8%
MDU Resources Group, Inc.	25,500	713,235

Oil, Gas & Consumable Fuels 2.1%
Hess Corp.	13,300	1,028,622
Occidental Petroleum Corp.	8,600	804,444

		1,833,066

Pharmaceuticals 1.4%
AbbVie, Inc.	26,600	1,189,818

Semiconductors & Semiconductor Equipment 1.0%
Micron Technology, Inc.*	49,400	863,018

Software 0.9%
Symantec Corp.	30,900	764,775

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide Global Equity Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail 1.0%
Lowe’s Cos., Inc.	17,400	$828,414

		31,534,640

Total Common Stocks (cost $70,748,112)		86,894,226

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	48,682	48,682

Total Mutual Fund (cost $48,682)		48,682

Total Investments (cost $70,796,794) (b) — 99.9%		86,942,908
Other assets in excess of liabilities — 0.1%		45,060

NET ASSETS — 100.0%		$86,987,968

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $71,009,514, tax unrealized appreciation and depreciation were $18,341,015 and $(2,407,621), respectively.

AB	Stock Company
AG	Stock Corporation
ASA	Stock Corporation
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide Global Equity Fund

At September 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Morgan Stanley Co., Inc.	11/20/13	(940,000)	$(884,069)	$(874,027)	$10,042
Brazilian Real	Credit Suisse International	11/20/13	(2,770,000)	(1,178,924)	(1,235,342)	(56,418)
British Pound	Credit Suisse International	11/20/13	(1,875,000)	(2,898,866)	(3,034,278)	(135,412)
British Pound	Credit Suisse International	11/20/13	(230,000)	(356,763)	(372,205)	(15,442)
Canadian Dollar	Credit Suisse International	11/20/13	(3,320,000)	(3,205,027)	(3,219,140)	(14,113)
Chinese Yuan	Credit Suisse International	11/20/13	(12,045,000)	(1,944,467)	(1,963,719)	(19,252)
Euro	Morgan Stanley Co., Inc.	11/20/13	(195,000)	(261,990)	(263,840)	(1,850)
Euro	Credit Suisse International	11/20/13	(375,000)	(501,404)	(507,384)	(5,980)
Hong Kong Dollar	Credit Suisse International	11/20/13	(1,795,000)	(231,521)	(231,462)	59
Indonesian Rupiah	Credit Suisse International	11/20/13	(7,211,300,000)	(675,848)	(617,150)	58,698
Israeli New Shekel	Credit Suisse International	11/20/13	(1,865,000)	(523,538)	(528,740)	(5,202)
Japanese Yen	Credit Suisse International	11/20/13	(98,100,000)	(1,002,312)	(998,301)	4,011
Korean Won	Credit Suisse International	11/20/13	(914,000,000)	(814,835)	(847,752)	(32,917)
South African Rand	Credit Suisse International	11/20/13	(8,370,000)	(828,422)	(827,599)	823
South African Rand	Credit Suisse International	11/20/13	(4,030,000)	(401,978)	(398,474)	3,504
Swedish Krona	Credit Suisse International	11/20/13	(2,650,000)	(404,143)	(411,859)	(7,716)
Swiss Franc	Credit Suisse International	11/20/13	(2,160,000)	(2,316,801)	(2,389,420)	(72,619)
Taiwan Dollar	Credit Suisse International	11/20/13	(20,200,000)	(675,585)	(683,712)	(8,127)
Taiwan Dollar	Credit Suisse International	11/20/13	(19,200,000)	(650,847)	(649,865)	982
Thailand Baht	Credit Suisse International	11/20/13	(16,380,000)	(521,158)	(522,049)	(891)

Total Short Contracts				$(20,278,498)	$(20,576,318)	$(297,820)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Credit Suisse International	11/20/13	585,000	$529,469	$543,942	$14,473
Danish Krone	Credit Suisse International	11/20/13	2,240,000	398,401	406,493	8,092
Euro	Credit Suisse International	11/20/13	1,835,000	2,432,672	2,482,800	50,128
Indonesian Rupiah	Credit Suisse International	11/20/13	1,603,500,001	136,468	137,229	761
Mexican Peso	Credit Suisse International	11/20/13	10,770,000	836,460	819,346	(17,114)
Norwegian Krone	Credit Suisse International	11/20/13	660,000	111,647	109,552	(2,095)
Philippine Peso	Credit Suisse International	11/20/13	33,550,000	765,981	770,699	4,718
Singapore Dollar	Credit Suisse International	11/20/13	780,000	616,092	621,780	5,688
Taiwan Dollar	Credit Suisse International	11/20/13	20,200,000	676,717	683,713	6,996
Thailand Baht	Credit Suisse International	11/20/13	2,970,000	91,537	94,657	3,120

Total Long Contracts				$6,595,444	$6,670,211	$74,767

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide Global Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$925,076	$963,444	$—	$1,888,520
Automobiles	—	2,364,418	—	2,364,418
Beverages	—	1,665,174	—	1,665,174
Biotechnology	923,580	—	—	923,580
Building Products	1,010,268	—	—	1,010,268
Capital Markets	1,304,380	1,867,029	—	3,171,409
Chemicals	1,378,555	885,400	—	2,263,955
Commercial Banks	2,976,542	5,698,978	—	8,675,520
Commercial Services & Supplies	1,167,200	—	—	1,167,200
Computers & Peripherals	—	715,596	—	715,596
Construction & Engineering	—	943,446	—	943,446
Diversified Consumer Services	761,646	607,409	—	1,369,055
Diversified Financial Services	—	1,371,592	—	1,371,592
Diversified Telecommunication Services	—	1,103,341	—	1,103,341
Electrical Equipment	—	1,022,435	—	1,022,435
Electronic Equipment, Instruments & Components	967,265	—	—	967,265
Food & Staples Retailing	—	1,517,147	—	1,517,147
Food Products	1,158,300	1,885,008	—	3,043,308
Health Care Equipment & Supplies	1,675,588	—	—	1,675,588
Health Care Providers & Services	1,432,200	—	—	1,432,200
Hotels, Restaurants & Leisure	979,968	—	—	979,968
Household Durables	951,860	1,017,445	—	1,969,305
Household Products	2,110,929	—	—	2,110,929
Information Technology Services	1,328,896	—	—	1,328,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide Global Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Insurance	$2,951,644	$1,939,948	$—	$4,891,592
Internet Software & Services	3,026,542	—	—	3,026,542
Leisure Equipment & Products	—	860,602	—	860,602
Life Sciences Tools & Services	1,548,120	—	—	1,548,120
Machinery	1,794,356	1,846,965	—	3,641,321
Media	1,019,676	1,329,661	—	2,349,337
Metals & Mining	—	1,812,342	—	1,812,342
Multi-Utilities	713,235	577,585	—	1,290,820
Oil, Gas & Consumable Fuels	5,100,788	1,952,958	—	7,053,746
Personal Products	—	1,343,654	—	1,343,654
Pharmaceuticals	1,189,818	2,556,392	—	3,746,210
Real Estate Investment Trusts (REITs)	—	1,297,260	—	1,297,260
Real Estate Management & Development	—	528,424	—	528,424
Semiconductors & Semiconductor Equipment	863,018	1,778,186	—	2,641,204
Software	1,381,279	—	—	1,381,279
Specialty Retail	828,414	—	—	828,414
Textiles, Apparel & Luxury Goods	—	1,048,181	—	1,048,181
Tobacco	—	1,155,864	—	1,155,864
Trading Companies & Distributors	—	1,043,435	—	1,043,435
Wireless Telecommunication Services	—	725,764	—	725,764

Total Common Stocks	$41,469,143	$45,425,083	$—	$86,894,226

Forward Foreign Currency Contracts	—	172,095	—	172,095
Mutual Fund	48,682	—	—	48,682

Total Assets	$41,517,825	$45,597,178	$—	$87,115,003

Liabilities:
Forward Foreign Currency Contracts	—	(395,148)	—	(395,148)

Total Liabilities	$—	$(395,148)	$—	$(395,148)

Total	$41,517,825	$45,202,030	$—	$86,719,855

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$172,095

Total		$172,095

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(395,148)
Total		$(395,148)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Security 0.2%

	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 6.12%, 02/15/51(a)	$100,000	$109,795

Total Commercial Mortgage Backed Security (cost $79,053)		109,795

Corporate Bonds 95.2%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
B/E Aerospace, Inc., 6.88%, 10/01/20	100,000	109,000
TransDigm, Inc., 7.75%, 12/15/18	100,000	106,500

		215,500

Airlines 0.3%
Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.13%, 04/29/18	175,000	177,625

Auto Components 2.4%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	300,000	309,000
Goodyear Tire & Rubber Co. (The) 8.25%, 08/15/20	150,000	167,625
6.50%, 03/01/21	100,000	102,500
Lear Corp., 4.75%, 01/15/23(b)	175,000	163,625
Meritor, Inc., 10.63%, 03/15/18	150,000	163,875
Schaeffler Holding Finance BV, 7.63%, 08/15/18(b)(c)	200,000	210,165
Tenneco, Inc., 7.75%, 08/15/18	175,000	189,000

		1,305,790

Automobiles 0.8%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 06/15/19	205,000	226,525
8.25%, 06/15/21	200,000	224,000

		450,525

Beverages 0.3%
Constellation Brands, Inc., 7.25%, 05/15/17	140,000	159,950

Biotechnology 0.1%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	50,000	54,375

Building Products 0.9%
Builders FirstSource, Inc., 7.63%, 06/01/21(b)	125,000	123,750
Building Materials Corp. of America, 6.75%, 05/01/21(b)	175,000	188,562

Ply Gem Industries, Inc., 8.25%, 02/15/18	135,000	144,788

		457,100

Chemicals 3.3%
Basell Finance Co. BV, 8.10%, 03/15/27(b)	290,000	371,708
Celanese US Holdings LLC, 5.88%, 06/15/21	120,000	125,700
Georgia Gulf Corp. 4.63%, 02/15/21(b)	350,000	336,875
4.88%, 05/15/23(b)	175,000	168,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 02/01/18	75,000	77,531
INEOS Group Holdings SA, 6.13%, 08/15/18(b)	200,000	196,500
NOVA Chemicals Corp., 5.25%, 08/01/23(b)	125,000	126,519
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 04/01/20(b)	175,000	170,625
SPCM SA, 6.00%, 01/15/22(b)	200,000	200,081

		1,773,539

Commercial Banks 3.1%
CIT Group, Inc. 5.50%, 02/15/19(b)	610,000	642,025
5.00%, 08/15/22	150,000	147,000
HBOS PLC, 6.75%, 05/21/18(b)	225,000	247,807
Lloyds Banking Group PLC, 6.41%, 10/01/35(b)(d)	375,000	340,312
RBS Capital Trust II, 6.43%, 01/03/34(d)	150,000	135,938
Zions Bancorporation, 5.50%, 11/16/15	140,000	145,600

		1,658,682

Commercial Services & Supplies 3.7%
ADT Corp. (The), 6.25%, 10/15/21(b)	150,000	152,670
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(b)	250,000	251,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies (continued)
Ceridian Corp., 11.25%, 11/15/15	$180,000	$181,800
Clean Harbors, Inc., 5.25%, 08/01/20	75,000	73,687
ExamWorks Group, Inc., 9.00%, 07/15/19	425,000	456,875
FTI Consulting, Inc., 6.75%, 10/01/20	100,000	105,625
Mustang Merger Corp., 8.50%, 08/15/21(b)	275,000	272,250
Premier Graphics, Inc., 11.50%, 12/01/05(e)(f)	4,250,000	0
RR Donnelley & Sons Co., 7.88%, 03/15/21	100,000	107,500
ServiceMaster Co. 8.00%, 02/15/20	155,000	155,000
7.00%, 08/15/20	225,000	213,750

		1,970,407

Communications Equipment 0.3%
Avaya, Inc., 7.00%, 04/01/19(b)	150,000	140,250

Computers & Peripherals 0.2%
Seagate HDD Cayman, 4.75%, 06/01/23(b)	100,000	96,250

Construction Materials 1.8%
Cemex SAB de CV 5.88%, 03/25/19(b)	200,000	190,587
7.25%, 01/15/21(b)	200,000	198,845
Hanson Ltd., 6.13%, 08/15/16	200,000	218,170
Vulcan Materials Co., 7.50%, 06/15/21	300,000	334,500

		942,102

Consumer Finance 4.7%
Ally Financial, Inc. 5.50%, 02/15/17	125,000	131,094
8.00%, 03/15/20	650,000	749,125
8.00%, 11/01/31	135,000	152,550
General Motors Financial Co., Inc., 3.25%, 05/15/18(b)	50,000	48,500
ILFC E-Capital Trust I, 5.35%, 12/21/65(a)(b)	195,000	165,019
International Lease Finance Corp. 3.88%, 04/15/18	50,000	48,500
7.13%, 09/01/18(b)	575,000	644,000
SLM Corp. 8.45%, 06/15/18	125,000	141,613
5.50%, 01/15/19	75,000	74,357
8.00%, 03/25/20	125,000	134,801
Springleaf Finance Corp., 6.90%, 12/15/17	240,000	251,400

		2,540,959

Containers & Packaging 1.3%
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	100,000	91,250
Graphic Packaging International, Inc. 7.88%, 10/01/18	120,000	130,800
4.75%, 04/15/21	125,000	121,562
Sealed Air Corp. 8.38%, 09/15/21(b)	240,000	269,400
5.25%, 04/01/23(b)	75,000	70,875

		683,887

Distributors 0.7%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(b)	175,000	170,625
LKQ Corp., 4.75%, 05/15/23(b)	150,000	138,750
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	67,000	72,192

		381,567

Diversified Financial Services 1.9%
Coinstar, Inc., 6.00%, 03/15/19(b)	50,000	48,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18	225,000	235,687
Interactive Data Corp., 10.25%, 08/01/18	25,000	27,688
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.38%, 04/01/20(b)	200,000	197,500
MPH Intermediate Holding Co. 2, 9.13%, 08/01/18(b)(c)	125,000	128,125
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	372,750

		1,010,625

Diversified Telecommunication Services 6.1%
CenturyLink, Inc., Series S, 6.45%, 06/15/21	230,000	229,047
CenturyLink, Inc., Series P, 7.60%, 09/15/39	75,000	68,020
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/01/15(b)	155,000	162,362
Embarq Corp., 8.00%, 06/01/36	75,000	76,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp. 8.50%, 04/15/20	$275,000	$301,125
9.25%, 07/01/21	100,000	114,250
9.00%, 08/15/31	230,000	223,675
Level 3 Communications, Inc., 11.88%, 02/01/19	190,000	219,450
Lynx II Corp., 6.38%, 04/15/23(b)	200,000	199,000
PAETEC Holding Corp., 9.88%, 12/01/18	123,000	136,837
Sable International Finance Ltd., 7.75%, 02/15/17(b)	125,000	132,187
Sprint Capital Corp. 6.90%, 05/01/19	175,000	179,813
8.75%, 03/15/32	175,000	177,625
West Corp., 7.88%, 01/15/19	250,000	270,000
Wind Acquisition Finance SA 11.75%, 07/15/17(b)	270,000	287,213
7.25%, 02/15/18(b)	225,000	234,000
Windstream Corp. 7.75%, 10/01/21(b)	250,000	258,125

		3,269,077

Electric Utilities 1.4%
AES Corp., 8.00%, 06/01/20	285,000	325,613
AES Corp. (The), 8.00%, 10/15/17	100,000	115,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	175,000	184,625
FirstEnergy Corp., Series C, 7.38%, 11/15/31	100,000	101,007

		726,245

Electrical Equipment 0.2%
Coleman Cable, Inc., 9.00%, 02/15/18	115,000	122,187

Electronic Equipment, Instruments & Components 0.3%
Flextronics International Ltd., 5.00%, 02/15/23	175,000	166,688

Energy Equipment & Services 1.6%
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20(b)	200,000	208,500
Key Energy Services, Inc., 6.75%, 03/01/21	275,000	272,250
SESI LLC, 7.13%, 12/15/21	365,000	398,763

		879,513

Food & Staples Retailing 0.4%
CST Brands, Inc., 5.00%, 05/01/23(b)	25,000	23,750
Rite Aid Corp., 9.25%, 03/15/20	150,000	169,125

		192,875

Food Products 1.3%
Agrokor DD, 8.88%, 02/01/20(b)	300,000	318,122
ARAMARK Corp., 5.75%, 03/15/20(b)	125,000	126,250
Michael Foods, Inc., 9.75%, 07/15/18	220,000	240,350

		684,722

Gas Utilities 3.7%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.88%, 08/01/23(b)	125,000	117,500
Crosstex Energy LP, 8.88%, 02/15/18	280,000	297,150
El Paso Corp., 7.75%, 01/15/32	270,000	275,017
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 03/15/18	150,000	155,549
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 05/15/21(b)	250,000	237,500
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	250,000	261,875
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21(b)	675,000	658,125

		2,002,716

Health Care Providers & Services 4.4%
Biomet, Inc., 6.50%, 08/01/20	225,000	232,312
CHS/Community Health Systems, Inc., 5.13%, 08/15/18	125,000	127,188
ConvaTec Healthcare E SA, 10.50%, 12/15/18(b)	400,000	454,000
HCA, Inc.
7.75%, 05/15/21	150,000	159,750
7.50%, 02/15/22	375,000	410,625
5.88%, 03/15/22	100,000	102,750
Hologic, Inc., 6.25%, 08/01/20	50,000	52,125
Multiplan, Inc., 9.88%, 09/01/18(b)	100,000	110,500
Omnicare, Inc., 7.75%, 06/01/20	42,000	46,095

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. 8.00%, 08/01/20	$160,000	$170,000
6.00%, 10/01/20(b)	75,000	76,687
4.38%, 10/01/21(b)	175,000	161,875
6.88%, 11/15/31	75,000	63,563
United Surgical Partners International, Inc., 9.00%, 04/01/20	200,000	220,000

		2,387,470

Hotels, Restaurants & Leisure 3.7%
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/17	125,000	126,875
10.00%, 12/15/18	205,000	107,625
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.00%, 10/01/20(b)	75,000	75,000
CityCenter Holdings LLC/CityCenter Finance Corp., 10.75%, 01/15/17(c)	156,675	168,034
Diamond Resorts Corp., 12.00%, 08/15/18	365,000	405,150
Felcor Lodging LP, 6.75%, 06/01/19	165,000	174,075
MGM Resorts International, 10.00%, 11/01/16	315,000	376,425
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	100,000	97,375
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21(b)	175,000	176,750
Speedway Motorsports, Inc., 6.75%, 02/01/19	75,000	80,062
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21(b)	150,000	142,500
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(b)	65,000	58,663

		1,988,534

Household Durables 1.6%
DR Horton, Inc., 4.38%, 09/15/22	200,000	182,000
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20(b)	125,000	131,562
KB Home, 7.25%, 06/15/18	150,000	161,250
Standard Pacific Corp. 10.75%, 09/15/16	115,000	138,000
8.38%, 01/15/21	150,000	169,500
Toll Brothers Finance Corp., 8.91%, 10/15/17	80,000	94,900

		877,212

Household Products 0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.88%, 08/15/19	250,000	270,000

Spectrum Brands Escrow Corp. 6.38%, 11/15/20(b)	100,000	104,500
6.63%, 11/15/22(b)	75,000	77,813

		452,313

Industrial Conglomerates 0.3%
Bombardier, Inc., 7.75%, 03/15/20(b)	150,000	169,875

Information Technology Services 1.7%
First Data Corp. 11.25%, 03/31/16	332,000	331,170
12.63%, 01/15/21	275,000	302,500
10.63%, 06/15/21(b)	250,000	255,000

		888,670

Insurance 1.3%
AIG Life Holdings, Inc., 7.57%, 12/01/45(b)	195,000	216,694

AXA SA, 6.38%, 12/14/36(b)(d)	275,000	263,656
Liberty Mutual Group, Inc., 10.75%, 06/15/88(a)(b)	90,000	132,975
XL Group PLC, Series E, 6.50%, 04/15/17(d)	75,000	71,625

		684,950

Internet Software & Services 0.7%
Equinix, Inc. 7.00%, 07/15/21	150,000	160,125
5.38%, 04/01/23	250,000	236,250

		396,375

Leisure Equipment & Products 0.1%
Brunswick Corp., 4.63%, 05/15/21(b)	75,000	70,031

Machinery 1.4%
Case New Holland, Inc., 7.88%, 12/01/17	225,000	261,562
Huntington Ingalls Industries, Inc., 7.13%, 03/15/21	100,000	108,000
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	150,000	166,500
Severstal Columbus LLC, 10.25%, 02/15/18	200,000	212,500

		748,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Marine 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.63%, 11/01/17	$225,000	$235,125
Navios Maritime Holdings, Inc./Navios Maritime Finance US Inc, 8.88%, 11/01/17	160,000	168,000

		403,125

Media 9.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.13%, 04/30/20	475,000	516,562
6.50%, 04/30/21	100,000	102,000
6.63%, 01/31/22	125,000	126,875
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(b)	50,000	46,750
Cinemark USA, Inc., 4.88%, 06/01/23	100,000	92,000
Clear Channel Communications, Inc. 9.00%, 12/15/19	100,000	98,500
14.00%, 02/01/21(b)(c)	190,422	158,050
Cogeco Cable, Inc., 4.88%, 05/01/20(b)	150,000	143,580
CSC Holdings LLC, 8.63%, 02/15/19	100,000	116,000
DISH DBS Corp., 7.88%, 09/01/19	775,000	883,500
Gannett Co., Inc. 5.13%, 07/15/20(b)	50,000	49,000
6.38%, 10/15/23(b)	100,000	99,375
Intelsat Jackson Holdings SA 7.25%, 10/15/20	375,000	401,250
5.50%, 08/01/23(b)	75,000	70,125
Intelsat Luxembourg SA 6.75%, 06/01/18(b)	50,000	51,875
7.75%, 06/01/21(b)	125,000	129,375
McClatchy Co. (The), 9.00%, 12/15/22	300,000	316,500
Nara Cable Funding Ltd., 8.88%, 12/01/18(b)	400,000	418,000
Nexstar Broadcasting, Inc./Mission Broadcasting Inc, 8.88%, 04/15/17	125,000	136,094
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	135,000	146,812
Ono Finance II PLC, 10.88%, 07/15/19(b)	150,000	159,750
Sirius XM Radio, Inc. 4.25%, 05/15/20(b)	75,000	69,375
5.75%, 08/01/21(b)	75,000	74,063
4.63%, 05/15/23(b)	100,000	90,250
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.50%, 01/15/23(b)	275,000	261,938

WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	200,000	216,000
WMG Acquisition Corp., 6.00%, 01/15/21(b)	135,000	140,063

		5,113,662

Metals & Mining 2.0%
ArcelorMittal, 6.75%, 02/25/22	200,000	211,285
Arch Coal, Inc., 9.88%, 06/15/19(b)	175,000	154,875
Commercial Metals Co., 4.88%, 05/15/23	150,000	135,000
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19(b)	150,000	162,375
Hecla Mining Co., 6.88%, 05/01/21(b)	250,000	237,500
Inmet Mining Corp., 8.75%, 06/01/20(b)	100,000	107,000
Murray Energy Corp., 8.63%, 06/15/21(b)	75,000	75,187

		1,083,222

Multi-Utilities & Unregulated Power 1.6%
Calpine Corp., 7.88%, 07/31/20(b)	180,000	193,050
NRG Energy, Inc. 8.50%, 06/15/19	350,000	375,375
8.25%, 09/01/20	275,000	301,812

		870,237

Office Electronics 0.4%
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	175,000	193,375

Oil, Gas & Consumable Fuels 11.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.63%, 10/15/18	240,000	253,800
Antero Resources Finance Corp., 6.00%, 12/01/20	325,000	328,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	275,000	274,312
Chesapeake Energy Corp. 9.50%, 02/15/15	105,000	115,631
6.63%, 08/15/20	125,000	134,844

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	$275,000	$280,500
Continental Resources, Inc. 5.00%, 09/15/22	200,000	201,000
4.50%, 04/15/23	200,000	196,000
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22	125,000	121,250
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	275,000	308,687
EPE Holdings LLC/EP Energy Bond Co., Inc., 8.87%, 12/15/17(b)(c)	129,289	134,461
Forest Oil Corp., 7.25%, 06/15/19	260,000	260,000
Hilcorp Energy I LP/Hilcorp Finance Co. 8.00%, 02/15/20(b)	85,000	91,800
7.63%, 04/15/21(b)	125,000	133,437
Kodiak Oil & Gas Corp., 5.50%, 02/01/22(b)	25,000	24,313
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21(b)	100,000	94,000
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 04/15/20	135,000	140,400
7.75%, 02/01/21	240,000	241,200
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 05/01/21	175,000	169,313
Midstates Petroleum Co., Inc./Midstates Petroleum Co LLC, 10.75%, 10/01/20(b)	450,000	472,500
Oasis Petroleum, Inc., 6.88%, 03/15/22(b)	225,000	237,375
Offshore Group Investment Ltd., 7.50%, 11/01/19	450,000	472,972
Pacific Drilling SA, 5.38%, 06/01/20(b)	275,000	269,758
PetroBakken Energy Ltd., 8.63%, 02/01/20(b)	225,000	214,965
Quicksilver Resources, Inc. 7.13%, 04/01/16	225,000	212,062
9.13%, 08/15/19	75,000	68,813
Range Resources Corp., 5.75%, 06/01/21	140,000	146,650
Samson Investment Co., 10.25%, 02/15/20(b)	125,000	132,188
SandRidge Energy, Inc., 8.75%, 01/15/20	110,000	116,325
Swift Energy Co., 7.88%, 03/01/22	75,000	73,313

		5,920,119

Paper & Forest Products 1.7%
Boise Paper Holdings LLC, 8.00%, 04/01/20	125,000	141,719
Clearwater Paper Corp. 7.13%, 11/01/18	125,000	134,375
4.50%, 02/01/23	25,000	22,625
Masco Corp., 7.13%, 03/15/20	150,000	170,062
Mercer International, Inc., 9.50%, 12/01/17	205,000	218,838
Smurfit Kappa Acquisitions, 4.88%, 09/15/18(b)	200,000	202,128

		889,747

Personal Products 0.5%
Revlon Consumer Products Corp., 5.75%, 02/15/21(b)	250,000	243,750

Pharmaceuticals 1.2%
Endo Health Solutions, Inc., 7.25%, 01/15/22	100,000	103,250
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23(b)	150,000	153,375
Sky Growth Acquisition Corp., 7.38%, 10/15/20(b)	75,000	76,875
Valeant Pharmaceuticals International, 7.00%, 10/01/20(b)	295,000	313,438

		646,938

Real Estate Investment Trusts (REITs) 0.1%
Geo Group, Inc. (The), 5.13%, 04/01/23(b)	75,000	68,719

Real Estate Management & Development 0.6%
CBRE Services, Inc., 5.00%, 03/15/23	175,000	164,500
Realogy Group LLC, 7.88%, 02/15/19(b)	150,000	164,625

		329,125

Road & Rail 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23	100,000	92,250
CHC Helicopter SA, 9.25%, 10/15/20	125,000	133,712
Hertz Corp. (The), 5.88%, 10/15/20	100,000	102,500

		328,462

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Semiconductors & Semiconductor Equipment 0.7%
Freescale Semiconductor, Inc., 10.75%, 08/01/20	$151,000	$167,233
NXP BV/NXP Funding LLC, 5.75%, 02/15/21(b)	200,000	205,000

		372,233

Software 2.4%
Activision Blizzard, Inc., 5.63%, 09/15/21(b)	75,000	75,750
BMC Software Finance, Inc., 8.13%, 07/15/21(b)	125,000	129,687
Epicor Software Corp., 8.63%, 05/01/19	200,000	214,000
Healthcare Technology Intermediate, Inc., 8.12%, 09/01/18(b)(c)	150,000	153,375
IMS Health, Inc., 6.00%, 11/01/20(b)	125,000	128,125
Infor US, Inc. 11.50%, 07/15/18	75,000	86,250
9.38%, 04/01/19	175,000	195,563
MedAssets, Inc., 8.00%, 11/15/18	300,000	323,250

		1,306,000

Specialty Retail 2.8%
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/19	275,000	304,562
Burlington Holdings LLC/Burlington Holding Finance, Inc., 9.75%, 02/15/18(b)(c)	100,000	102,750
Claire’s Stores, Inc. 8.88%, 03/15/19	150,000	160,500
7.75%, 06/01/20(b)	175,000	170,625
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18(b)(c)	125,000	126,250
Party City Holdings, Inc., 8.88%, 08/01/20(b)	175,000	188,125
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 9.50%, 08/15/19(b)(c)	75,000	75,000
Petco Animal Supplies, Inc. 8.50%, 10/15/17(b)(c)	150,000	151,875
9.25%, 12/01/18(b)	195,000	209,138

		1,488,825

Textiles, Apparel & Luxury Goods 0.3%
William Carter Co. (The), 5.25%, 08/15/21(b)	150,000	149,625

Wireless Telecommunication Services 1.9%
MetroPCS Wireless, Inc., 6.63%, 04/01/23(b)	150,000	150,000
Sprint Capital Corp., 9.00%, 11/15/18(b)	135,000	158,287
Sprint Corp., 7.25%, 09/15/21(b)	75,000	75,563

Sprint Nextel Corp. 9.13%, 03/01/17	150,000	172,125
8.38%, 08/15/17	390,000	438,750

		994,725

Total Corporate Bonds (cost $50,292,035)		51,129,037

Common Stock 0.0%†

	Shares	Market Value
Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc.*(e)(g)	972	0

Total Common Stock (cost $–)		0

Warrant 0.0%†

	Number of Warrants	Market Value
Aerospace & Defense 0.0%†
Sabreliner Corp., expiring on 06/08/18*(e)(g)	8,400	0

Total Warrant (cost $–)		0

Yankee Dollar 0.6%

	Principal Amount	Market Value
Commercial Banks 0.6%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	$325,000	$330,020

Total Yankee Dollar (cost $329,260)		330,020

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Mutual Fund 3.1%

	Shares	Market Value
Money Market Fund 3.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (h)	1,661,398	$1,661,398

Total Mutual Fund (cost $1,661,398)		1,661,398

Total Investments (cost $52,361,746) (i) — 99.1%		53,230,250
Other assets in excess of liabilities — 0.9%		499,628

NET ASSETS — 100.0%		$53,729,878

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $20,415,853 which represents 38.00% of net assets.
(c)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date reflects the next call date.
(e)	Fair valued security.
(f)	Security in default.
(g)	Illiquid security.
(h)	Represents 7-day effective yield as of September 30, 2013.
(i)	At September 30, 2013, the tax basis cost of the Fund’s investments was $52,365,868, tax unrealized appreciation and depreciation were $1,685,469 and $(821,087), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide High Yield Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$109,795	$—	$109,795
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	215,500	—	215,500
Airlines	—	177,625	—	177,625
Auto Components	—	1,305,790	—	1,305,790
Automobiles	—	450,525	—	450,525
Beverages	—	159,950	—	159,950
Biotechnology	—	54,375	—	54,375
Building Products	—	457,100	—	457,100
Chemicals	—	1,773,539	—	1,773,539
Commercial Banks	—	1,658,682	—	1,658,682
Commercial Services & Supplies	—	1,970,407	—	1,970,407
Communications Equipment	—	140,250	—	140,250
Computers & Peripherals	—	96,250	—	96,250
Construction Materials	—	942,102	—	942,102
Consumer Finance	—	2,540,959	—	2,540,959
Containers & Packaging	—	683,887	—	683,887
Distributors	—	381,567	—	381,567
Diversified Financial Services	—	1,010,625	—	1,010,625
Diversified Telecommunication Services	—	3,269,077	—	3,269,077
Electric Utilities	—	726,245	—	726,245
Electrical Equipment	—	122,187	—	122,187
Electronic Equipment, Instruments & Components	—	166,688	—	166,688

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Nationwide High Yield Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Energy Equipment & Services	$—	$879,513	$—	$879,513
Food & Staples Retailing	—	192,875	—	192,875
Food Products	—	684,722	—	684,722
Gas Utilities	—	2,002,716	—	2,002,716
Health Care Providers & Services	—	2,387,470	—	2,387,470
Hotels, Restaurants & Leisure	—	1,988,534	—	1,988,534
Household Durables	—	877,212	—	877,212
Household Products	—	452,313	—	452,313
Industrial Conglomerates	—	169,875	—	169,875
Information Technology Services	—	888,670	—	888,670
Insurance	—	684,950	—	684,950
Internet Software & Services	—	396,375	—	396,375
Leisure Equipment & Products	—	70,031	—	70,031
Machinery	—	748,562	—	748,562
Marine	—	403,125	—	403,125
Media	—	5,113,662	—	5,113,662
Metals & Mining	—	1,083,222	—	1,083,222
Multi-Utilities & Unregulated Power	—	870,237	—	870,237
Office Electronics	—	193,375	—	193,375
Oil, Gas & Consumable Fuels	—	5,920,119	—	5,920,119
Paper & Forest Products	—	889,747	—	889,747
Personal Products	—	243,750	—	243,750
Pharmaceuticals	—	646,938	—	646,938
Real Estate Investment Trusts (REITs)	—	68,719	—	68,719
Real Estate Management & Development	—	329,125	—	329,125
Road & Rail	—	328,462	—	328,462
Semiconductors & Semiconductor Equipment	—	372,233	—	372,233
Software	—	1,306,000	—	1,306,000
Specialty Retail	—	1,488,825	—	1,488,825
Textiles, Apparel & Luxury Goods	—	149,625	—	149,625
Wireless Telecommunication Services	—	994,725	—	994,725

Total Corporate Bonds	$—	$51,129,037	$—	$51,129,037

Mutual Fund	1,661,398	—	—	1,661,398
Warrant	—	—	—	—
Yankee Dollar	—	330,020	—	330,020

Total	$1,661,398	$51,568,852	$—	$53,230,250

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2013, the Fund held 1 corporate bond investment, 1 common stock investment, and 1 warrant investment that were categorized as Level 3 investments which were valued at $0. The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	November 22, 2013

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 22, 2013